UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number U811-21789

UGiordano Investment Trust U
(Exact name of registrant as specified in charter)

U2530 Riva Road, Suite 312, Annapolis, Maryland 21401
  (Address of principal executive offices)  (Zip code)

A. Vason Hamrick
 U116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: U252-972-9922

Date of fiscal year end: USeptember 30

Date of reporting period: SSSeptember 30, 2011

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2011
September 30, 2011
(Unaudited)

GIORDANO FUND

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Giordano Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Giordano Fund and Capital Investment Group, Inc; however, Joe Giordano, a principal with the Giordano Fund is a registered representative of Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Giordano Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade securities risk, senior subordinated unsecured corporate bonds risk, liquidity risk, derivative instruments risk, real estate securities risk and portfolio turnover risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving part of the Fund’s total expenses.

This Annual Report was first distributed to shareholders on or about December 29, 2011.

For More Information on your Giordano Fund:

                  See Our Web site @ www.giordanofunds.com
                                    or
                  Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Dear Fellow Shareholders, Clients, Friends, and Prospects,

I submit to you the sixth annual shareholder letter which is included with the annual report for the Giordano Fund (the “Fund”) for the fiscal year ended September 30, 2011 (“Fiscal Year 2011”). For the Fiscal Year 2011, the Fund had a total return of -12.72%. During the same period, the S&P 500 Total Return Index returned 1.14%.

Our underperformance can be attributed to three factors: higher than average expense ratio (despite waiving all of our advisory fee), a large percentage of the portfolio being held in the money market funds during the first half of Fiscal Year 2011, and being heavily weighted in the Industrial and Financial sectors that did not perform as well as other sectors of the stock market.

Management and Economic Commentary

Periods of strength and weakness

Financial markets are always unpredictable. Following a year in which the investment environment was volatile but generally supportive of most asset classes, 2011 began on positive note. U.S. equities gained ground in January, reaching their highest point since August 2008 amid indications that the U.S. economy had turned the corner and a sustainable economic recovery had begun. Still questions remained about the longer term outlook, most notably persistently high unemployment and an unstable housing market.

In the second half of the year, the longer term concerns outweighed the shorter term optimism. It began with U.S. equities giving back some of the gains achieved earlier in the year. Markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty raised many economic and political issues and held back markets in July, which turned out to be the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. August and September saw unprecedented volatility, resulting in some of the largest one day advances and declines in the Dow Jones Industrial Average.

Portfolio Activity

Investing is for the long-term. Over time riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend.  Well managed, strongly financed companies like the ones we held in the portfolio during Fiscal Year 2011 may appear boring to some investors, but these are companies that we felt possessed sustainable, long-term global advantages. At this time last year, we were holding approximately 20% of the portfolio in money market funds. During Fiscal Year 2011, we took advantage of our strong cash position and purchased companies such as Deere and Company, Dupont, GATX Inc, and KLA Tencor. Also, being consistent with our mission of being active portfolio managers, we were able to realize profits in Boeing and The Traveler’s Companies.

As you are aware, the Fund will soon be closed.  This is not a decision we take lightly.  We would like to extend sincere thanks for the loyalty and commitment that our many long time shareholders demonstrated.  We have appreciated your support and remain available to answer your inquiries. You can e-mail me directly at jgiordano@capital-invest.com.  My office telephone number is 800-849-4342. Thank you for investing.

Sincerely,

Joseph A. Giordano

GIORDANO FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from November 7, 2005 (Commencement of Operations) to September 30, 2011.

Performance Returns for the period from November 7, 2005 (Commencement of Operations) to September 30, 2011.
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio**
Giordano Fund	(12.72)%	(13.64)%	(11.61)%	9.18%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Giordano Fund	(51.72)%	$4,828
S&P 500 Total Return Index	4.75%	$10,475

This graph depicts the performance of the Giordano Fund (the “Fund”) versus the S&P 500 Total Return Index.  The graph assumes an initial $10,000 investment at November 7, 2005 (Commencement of Operations).  All dividends and distributions are reinvested, if any.  It is important to note the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.
*  The Fund’s inception date – November 7, 2005 (Commencement of Operations).
** The gross expense ratio shown is from the Fund’s prospectus dated January 28, 2011.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.giordanofunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends, if any.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period*
Actual	$1,000.00	$820.70	$47.32
Hypothetical (5% return before expenses)	$1,000.00	$973.09	$51.28
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 10.37%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent one-half year period).

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of September 30, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 88.95%

Energy - 12.21%
ConocoPhillips	1,100	$69,652
Exxon Mobil Corp.	700	50,841
		120,493
Financials - 13.75%
Brookline Bancorp, Inc.	4,000	30,840
JPMorgan Chase & Co.	1,000	30,130
Wells Fargo & Co.	3,100	74,772
		135,742
Health Care - 18.50%
Eli Lilly & Co.	2,000	73,940
Medtronic, Inc.	1,300	43,212
Merck & Co., Inc.	2,000	65,400
		182,552
Industrials - 20.66%
Deere & Co.	700	45,199
GATX Corp.	1,500	46,500
General Electric Co.	2,000	30,440
Raytheon Co.	2,000	81,740
		203,879
Information Technology - 12.21%
Applied Materials, Inc.	3,000	31,065
Intel Corp.	2,400	51,204
KLA-Tencor Corp.	1,000	38,280
		120,549
Materials - 11.62%
E.l. du Pont de Nemours & Co.	1,000	39,940
Freeport-McMoRan Copper & Gold, Inc.	1,000	30,440
Nucor Corp.	1,400	44,310
		114,690

Total Common Stocks (Cost $1,279,356)		877,905

EXCHANGE TRADED PRODUCTS - 10.27%
* ProShares UltraShort S&P500	2,200	56,078
SPDR S&P 500 ETF Trust	400	45,260

Total Exchange Traded Products (Cost $104,355)		101,338

		(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of September 30, 2011
		Shares	Value (Note 1)

INVESTMENT COMPANY - 2.06%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	20,314	$20,314

Total Investment Company (Cost $20,314)			20,314

Total Value of Investments (Cost $1,404,025) - 101.28%			$999,557

Liabilities in Excess of Other Assets - (1.28)%			(12,642)

Net Assets - 100%			$986,915

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Energy	12.21%	$120,493
Financials	13.75%	135,742
Health Care	18.50%	182,552
Industrials	20.66%	203,879
Information Technology	12.21%	120,549
Materials	11.62%	114,690
Exchange Traded Products	10.27%	101,338
Investment Company	2.06%	20,314
Total	101.28%	$999,557

See Notes to Financial Statements

GIORDANO FUND

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2011

Assets:
Investments, at value (cost $1,404,025)	$999,557
Receivables:
Dividends and interest	1,859
Prepaid expenses
Fund accounting fees	2,251
Compliance services fees	646
Other expenses	3,687

Total assets	1,008,000

Liabilities:
Accrued expenses	21,085

Total liabilities	21,085

Net Assets	$986,915

Net Assets Consist of:
Capital	$1,853,227
Undistributed net investment income	-
Accumulated net realized loss on investments	(461,844)
Net unrealized depreciation on investments	(404,468)

Total Net Assets	$986,915
Shares Outstanding, no par value (unlimited authorized shares)	217,977
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$4.53

See Notes to Financial Statements

GIORDANO FUND

Statement of Operations
(Unaudited)

For the fiscal year ended September 30, 2011

Investment Income:
Dividends	$39,064

Total Investment Income	39,064

Expenses:
Advisory fees (note 2)	13,796
Administration fees (note 2)	24,000
Transfer agent fees (note 2)	22,504
Fund accounting fees (note 2)	27,138
Compliance service fees (note 2)	7,750
Custody fees (note 2)	4,800
Distribution administration fees (note 3)	5,000
Distribution and service fees (note 2)	3,449
Registration and filing administration fees (note 2)	1,500
Legal fees	12,150
Audit and tax preparation fees	13,500
Registration and filing expenses	4,973
Printing expenses	73
Trustee fees and meeting expenses	648
Securities pricing fees	1,763
Other operating expenses	5,417

Total Expenses	148,461

Advisory fees waived (note 2)	(13,796)
Distribution and service fees waived (note 3)	(3,449)

Net Expenses	131,216

Net Investment Loss	(92,152)

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain from:
Investments	57,428
Option contracts written	1,247
Change in unrealized appreciation (depreciation) on:
Investments	(117,164)
Option contracts written	943

Net Realized and Unrealized Loss on Investments	(57,546)

Net Decrease in Net Assets Resulting from Operations	$(149,698)

See Notes to Financial Statements

GIORDANO FUND

Statements of Changes in Net Assets

For the fiscal year ended September 30,	2011 (d)	2010 (e)

Operations:
Net investment loss	$(92,152)	$(176,882)	(a)
Net realized gain (loss) from investments and option contracts written	58,675	(338,262)	(b)
Change in unrealized appreciation (depreciation) on investments
and option contracts written	(116,221)	102,937

Net Decrease in Net Assets Resulting from Operations	(149,698)	(412,207)

Capital Share Transactions:
Shares sold	6,750	161,000
Shares repurchased	(169,054)	(130,862)

Net (Decrease) Increase from Capital Share Transactions	(162,304)	30,138

Net Decrease in Net Assets	(312,002)	(382,069)

Net Assets:
Beginning of Year	1,298,917	1,680,986
End of Year	$986,915	$1,298,917	(c)

Accumulated Net Investment Loss	$-	$-

Share Information:
Shares Sold	1,270	22,962
Shares repurchased	(33,345)	(19,068)
Net (Decrease) Increase in Capital Shares	(32,075)	3,894
Shares Outstanding, Beginning of Year	250,052	246,158
Shares Outstanding, End of Year	217,977	250,052

(a)	Actual amount would have been $(69,436) had interest from Empire Corporation debenture been collected.
See Note 9 for more information.
(b)	Actual amount would have been $(63,262) had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(c)	Actual amount would have been $1,681,363 had proceeds and interest from Empire Corporation debenture been collected. See Note 9 for more information.
(d) Unaudited
(e)	The Fund’s independent registered public accounting firm for the fiscal years ended September 31, 2009 and 2010 advised the Fund that its audit reports dated November 23, 2009 and January 21, 2011 on the
Fund’s financial statements should not be relied upon. Based on this action, the Fund has made disclosures to prevent future reliance on the financial statements and financial highlights covering the fiscal years September 30, 2009 and 2010. See Note 11 for further information.

See Notes to Financial Statements

GIORDANO FUND

Financial Highlights

For a share outstanding during the
fiscal year ended September 30,	2011 (i)	2010(j)		2009(j)	2008	2007

Net Asset Value, Beginning of Year	$5.19	$6.83		$8.48	$10.52	$10.05

Income (Loss) from Investment Operations
Net investment loss	(0.42)	(0.71)	(c)	(0.27)	(0.28)	(0.28)
Net realized and unrealized gain (loss)	(0.24)	(0.93)	(d)	(1.00)	(1.66)	0.75
Total from Investment Operations	(0.66)	(1.64)		(1.27)	(1.94)	0.47

Less Distributions:
Distributions (from capital gains)	-	-		(0.38)	(0.10)	-
Total Distributions	-	-		(0.38)	(0.10)	-

Net Asset Value, End of Year	$4.53	$5.19	(e)	$6.83	$8.48	$10.52
Total Return (a)	(12.72)%	(24.01)%	(f)	(15.00)%	(18.60)%	4.68%

Net Assets, End of Year (in thousands)	$987	$1,299	(g)	$1,681	$1,808	$2,388

Average Net Assets for the Year (in thousands)	$1,378	$1,761		$1,501	$2,088	$2,099

Ratios of:
Gross Expenses to Average Net Assets (b)	10.78%	9.18%		10.97%	8.26%	7.87%
Net Expenses to Average Net Assets (b)	9.52%	7.93%		9.72%	7.01%	6.62%
Net Investment Loss to Average Net Assets	(6.69)%	(10.04)%	(h)	(4.50)%	(2.84)%	(3.00)%

Portfolio turnover rate	147.43%	180.00%		55.86%	33.87%	89.48%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(c)	Actual amount would have been $(0.28) had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(d)	Actual amount would have been $0.17 had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(e)	Actual amount would have been $6.72 had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(f)	Actual amount would have been (1.61%) had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(g)	Actual amount would have been $1,681 had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(h)	Actual amount would have been (3.94)% had proceeds from Empire Corporation debenture been collected.
See Note 9 for more information.
(i) Unaudited
(j)	The Fund’s independent registered public accounting firm for the fiscal years ended September 31, 2009 and 2010 advised the Fund that its audit reports dated November 23, 2009 and January 21, 2011 on the
Fund’s financial statements should not be relied upon. Based on this action, the Fund has made disclosures to prevent future reliance on the financial statements and financial highlights covering the fiscal years September 30, 2009 and 2010. See Note 11 for further information.

See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements (Unaudited)

1.  Organization and Significant Accounting Policies

The Giordano Fund (the “Fund”) is a series of the Giordano Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 7, 2005. The investment objective of the Fund is maximum total return using a long-term capital appreciation approach as well as current income.  In order to achieve its investment objective, the Fund generally invests at least 80% of its assets in income oriented equity securities which are members of the Standard & Poor’s 500 Index, Standard & Poor’s Mid Cap 400 Index, or the Standard & Poor’s Small Cap 600 Index, and up to 20% of its assets in other investments including, but not limited to, bonds, options, exchange-traded funds and venture capital funds which the Fund’s investment advisor, Giordano Asset Management, LLC (“Advisor”) believes can generate above average capital appreciation and income relative to their risks.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs The Nottingham Company (the “Administrator”) in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2011 for the Fund’s assets measured at fair value:

Giordano Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$877,905	$877,905	$-	$-
Exchange Traded Products	101,338	101,338	-	-
Investment Company	20,314	-	20,314
Total Assets	$999,557	$979,243	$20,314	$-

*Refer to Schedule of Investments for breakdown by Industry

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations, and serve as indicators of the volume of derivative activity for the Fund.  There were no options outstanding as of the fiscal year ended September 30, 2011.

The following table sets forth the effect of the option contracts on the Statement of Operations for the fiscal year ended September 30, 2011:

Derivative Type	Gains
Equity Contracts – written options
Net realized gain from option contracts written	$1,247
Change in unrealized depreciation on option contracts written	943

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Expenses
The Fund bears expenses incurred specifically on its behalf, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 1.00% of the Fund’s average daily net assets below $75 million, 0.75% on assets between $75 million and below $125 million, 0.70% on assets between $125 million and below $200 million, and 0.65% on assets over $200 million.  For the fiscal year ended September 30, 2011, $13,796 in advisory fees were incurred and subsequently voluntarily waived by the Advisor.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $200 million	0.075%

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2011, $3,449 in fees were incurred and subsequently voluntarily waived by the Distributor.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fiscal Year Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2011	$1,736,455	$2,013,161

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended September 30, 2011.

5.	Options Written

The Fund had the following transactions in call options during the fiscal year ended September 30, 2011:

Option Contracts Written for the fiscal year ended September 30, 2011:	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	145	$ 11,837
Options written	30	5,714
Options closed	(40)	(3,308)
Options exercised	(135)	(14,243)
Options expired	-	-
Options Outstanding, End of Year	-	$ -

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2008, 2009, and 2010 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the fiscal year ended September 30, 2011, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the fiscal year ended September 30, 2011, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:
Paid-in Capital	$(92,152)
Undistributed Net Investment Income (Loss)	92,152

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

At September 30, 2011, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 1,421,584

Unrealized Appreciation	$ -
Unrealized Depreciation	(422,027)
Net Unrealized Appreciation (Depreciation)	(422,027)
Accumulated Capital Losses	(421,991)
Other Book/Tax Differences	(22,294)

Accumulated Losses	$ (866,312)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  Accumulated capital losses noted above represent net capital loss carryovers as of September 30, 2011 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. Capital loss carryforwards in the amounts of $173,315 and $248,676 are set to expire in fiscal years ending 2018, and 2019, respectively.  Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year.  Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Fund’s fiscal year-end that have not been recognized for tax purposes.  Other book to tax differences in the current year primarily consists of these post-October loss deferrals.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.  Empire Corporation Senior Subordinated Debenture

On August 17, 2010, the Fund exercised the put feature of a senior subordinated debenture issued by Empire Corporation.  The Fund acquired the debenture on April 30, 2007 at a cost of $275,000.  The debenture was issued with a put feature that required Empire Corporation to buy back the debenture at the election of the Fund at face value plus accrued interest since issuance.  Since the Fund’s exercise of the put feature, Empire Corporation has failed to meet its payment obligation.  The total amount of the payment owed as of September 30, 2010, was $382,446, which consisted of the face value of $275,000 and accrued interest of $107,446.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

Fund management determined that Empire Corporation is not likely to meet its payment obligation and decided to write-off the related receivables on the Fund's books and records as of September 30, 2010.  The financial information presented in this shareholder report reflects this write-off

The write-off of this debenture significantly impacted the performance and financial information shown in the 2010 financial statements.  Differences relating to the write off are shown in the statements, and the amounts that would have been presented if the full payment for the debenture were received are footnoted at the bottom of Statement of Changes in Net Assets and Financial Highlights.

10.  The Regulated Investment Company Modernization Act

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during these future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of the ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

11.  Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review

The Trust’s independent registered public accounting firm (“Independent Accountant”) advised the Trust’s audit committee on December 2, 2011 that it was considering whether its opinions on prior year financial statements could be relied on given various deficiencies identified during an examination by the Securities and Exchange Commission staff relating to the valuation of certain holdings during those periods.

After further discussion with management, the Independent Accountant decided that its audit reports dated November 23, 2009 and January 21, 2011 on the Fund’s financial statements should not be relied on until such time as the issues surrounding the audit reports have been resolved. Based upon the actions of the Independent Accountant, this disclosure is being made in order to prevent future reliance on the financial statements and financial highlights covering the fiscal years September 30, 2009 and 2010.

The Trust provided the Independent Accountant with a copy of this disclosure and asked the Independent Accountant to furnish the Trust with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made by the Trust in this disclosure and, if not, stating the respects in which it does not agree.  A copy of this letter, dated December 29, 2011, is filed as Exhibit Q1 to Sub-Item 77K of the Trust’s Form N-SAR for the reporting period ended September 30, 2011.

12.  Subsequent Events

At a meeting held on December 7, 2011, the Trust’s Board of Trustees, in consultation with the Advisor, determined that the dissolution and liquidation of the Fund was in the best interests of the Fund and its shareholders.  In accordance with the decision, the Fund will discontinue operations on December 30, 2011.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

GIORDANO FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2011.

During the fiscal year, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 2530 Riva Road, Suite 312, Annapolis, Maryland  21401.   The Independent Trustees received no compensation (after waiving their fees) during the fiscal year ended September 30, 2011 from the Fund for their services to the Fund and Trust.  The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

(Continued)

GIORDANO FUND

Additional Information (Unaudited)

Name, Age and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jonathan C. Hamley (47)	Trustee	Since 10/2005	Owner, Hamley Appraisals since 1996.	1	None
Jack E. Brinson (79)	Trustee	Since 02/2011	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	1
Independent Trustee of the following: DGHM Investment Trust for the two series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; Starboard Investment Trust for the six series of the trust and Tilson Investment Trust for the two series of that trust; (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, MurphyMorris Investment Trust for its one series from 2003 to 2006, New Providence Investment Trust for its one series from inception until 2011, and Piedmont Investment Trust for its one series from 2005 to 2006 (all registered investment companies).

Interested Trustees
Joseph A. Giordano* (48)	Trustee, President, Treasurer, Principal Executive Officer, Principal Financial Officer, and Chief Compliance Officer	Since 10/2005	OSJ/Branch Manager, Capital Investment Group, Inc. (Distributor to the Fund) since 1992; President, Harbor Discount Investment Corporation (financial services company) since 1992; Treasurer, Giordano Holding Corporation (stock holding company) since 1991; General Manager and President, Giordano Asset Management, LLC since 2005; Managing Member, Harbor Investment Solutions (financial services company) since 2009.	1	None
* Mr. Giordano is an Interested Trustee because he is a Member of Giordano Asset Management, LLC, the investment advisor to the Fund.

GIORDANO FUND

Additional Information (Unaudited)

Name, Age and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
T. Lee Hale (33)	Assistant Treasurer	Since 4/2010
Fund Accounting Team Manager, The Nottingham Company (fund administrator)  since September 2011; previously, Director of Financial Reporting, The Nottingham Company from 2009 - 2011; principal of Lee Hale Contracting (marine industry consulting).
				n/a	n/a
A. Vason Hamrick (34)	Secretary	Since 4/2007	Corporate Counsel, The Nottingham Company since 2004.	n/a	n/a

Giordano Fund
is a series of the
Giordano Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Giordano Fund	Giordano Asset Management, LLC
c/o Nottingham Shareholder Services	2530 Riva Road
116 South Franklin Street	Suite 312
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Annapolis, Maryland 21401

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: giordanofunds.com

Item 2. CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics (“Code of Ethics”) that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Covered Officers”).

(c)	There have been no amendments to the Code of Ethics during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver from a provision of the Code of Ethics to its Covered Officers.

(f)(1)	A copy of the Code of Ethics is filed pursuant to Item 12(a)(1) below.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)      Not applicable.

(a)(3)
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
UAudit FeesU – Audit fees for the registrant for the fiscal years ended September 30, 2010 and September 30, 2011 were $11,500, respectively.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

(b)
UAudit-Related FeesU – There were no additional fees billed in the fiscal year ended September 30, 2010 or September 30, 2011 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
UTax FeesU – The tax fees billed in fiscal years ended September 30, 2010 and September 30, 2011 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $2,000, respectively. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)	UAll Other FeesU – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended September 30, 2010 and September 30, 2011.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for each of the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended September 30, 2010 and September 30, 2011 were $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser for fiscal years ended September 30, 2010 and September 30, 2011.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.   CONTROLS AND PROCEDURES.

(a)
The registrant's officers, including the Principal Executive Officer and Principal Financial Officer, concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant’s disclosure controls and procedures, that such disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the Principal Executive Officer and Principal Financial Officer as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano
Date: December 30, 2011	Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano
Date: December 30, 2011	Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust